Other short-term borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.32% to 0.44%	$ 635,000	$ 295,000
Others	1,200	1,200
Total other short-term borrowings	$ 636,200	$ 296,200